United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: 09/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2011 through September 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2012, was 28.17% for Class A Shares, 27.25% for Class C Shares, 27.86% for Class R Shares and 28.52% for Institutional Shares. The total return for the Russell 2000® Value Index (RU2V),1 a broad-based securities market index, was 32.63% during the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RU2V.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Despite lingering economic and geopolitical concerns including European instability, Chinese deceleration, and a weak employment environment here in the U.S. as we approach next year's “fiscal cliff,” equity markets produced very strong absolute returns during the reporting period. The small cap value market participated in this updraft, which far surpassed single digit losses incurred during the prior reporting period.2 To a certain degree the market's gains were earned, as companies in aggregate continued to post higher profits. Another positive factor was that investors gradually moved out on the risk curve as global monetary stimulus from the Federal Reserve, European Central Bank and Bank of Japan drove the returns from lower risk options to unacceptably low levels. This “reach for risk” favored some company profiles more than others.
FUND PERFORMANCE
During the reporting period, Fund management focused on deploying capital to inexpensive stocks with improving fundamentals. Riskier stocks, including illiquid, indebted and money-losing companies outperformed during the period. However, due to the Fund's prudent approach to that asset class, with an eye on downside risk, the Fund was underweight in these riskier profiles, leading to Fund performance below that of the RU2V.
Fund performance was led by stock selection within the Financials, Healthcare and Industrials sectors. Within Financials, stocks in the thrift and mortgage finance, insurance and commercial bank industries produced above-average gains. Healthcare gains were driven by strength in the pharmaceutical and health care providers and services industries, as well as significant contributions from merger and acquisition activity within the sector. Industrials' strong performance was driven by the trading companies and distributors, airlines and commercial services and supplies industries. These strengths were offset by weakness in the Consumer Staples and Consumer Discretionary sectors, including selections in the food products and consumer retailing industries. During the period, portfolio-level risk management aided in controlling volatility.
Annual Shareholder Report
1

POSITIONING AND STRATEGY
All of the Fund's stock selections shared the attributes of being inexpensive and having improving fundamentals. In addition, there was a concerted focus on companies with the financial strength to weather today's uncertain environment. The Fund's emphasis on companies with consistent cash flows and strong balance sheets was an integral part of the investment process.
The Fund concluded the fiscal year with small overweights relative to the RU2V in the Materials and Industrials sectors, while being underweight in the Financials Utilities and Information Technology sectors. The Fund's characteristically small sector over or underweights relative to the RU2V were not driven by economic forecasts, but rather by the analysts' view of company-specific opportunities within each sector. While the Fund's managers remained cognizant of macroeconomic factors, the investment approach continued to primarily focus on bottom-up, fundamental analysis in order to construct a well-diversified,3 risk-managed portfolio.
1	The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
2	Because the Fund invests in smaller companies, it may be more volatile and subject to greater short-term risk than funds that invest in larger companies. Smaller companies may have limited resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
3	Diversification does not assure a profit nor protect against loss.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Class R Shares commenced operations on December 1, 2010. The Fund's Institutional Shares commenced operations on August 29, 2009. The Fund offers two other classes of shares: Class A Shares and Class C Shares. For the period prior to the commencement of operations of Class R Shares and Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to Class R Shares, the performance of Class A Shares has been adjusted to reflect the expenses applicable to Class R Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for both the Class R Shares and Institutional Shares, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Clover Small Value Fund (the “Fund”)2 from September 30, 2002 to September 30, 2012, compared to the Russell 2000® Value Index (RU2V).3
Average Annual Total Returns for the Period Ended 9/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	21.12%	2.67%	9.42%
Class C Shares	26.25%	3.16%	9.31%
Class R Shares	27.86%	3.50%	9.73%
Institutional Shares	28.52%	4.01%	10.13%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

GROWTH OF A $10,000 INVESTMENT–CLASS a SHARES
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
GROWTH OF A $10,000 INVESTMENT–CLASS c SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Annual Shareholder Report
4

GROWTH OF A $10,000 INVESTMENT–CLASS R SHARES
GROWTH OF A $10,000 INVESTMENT–institutional shares
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RU2V has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Fund is the successor to Touchstone Diversified Small Cap Value Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The information presented above, for the periods prior to August 28, 2009, is historical information for Touchstone Diversified Small Cap Value Fund.
3	The RU2V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	29.5%
Industrials	14.1%
Consumer Discretionary	13.0%
Information Technology	11.6%
Energy	7.3%
Materials	7.3%
Health Care	6.5%
Utilities	5.2%
Consumer Staples	2.5%
Cash Equivalents[2]	3.9%
Other Assets and Liabilities—Net[3]	(0.9)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
September 30, 2012
Shares			Value
		COMMON STOCKS—97.0%
		Consumer Discretionary—13.0%
170,809		bebe stores, Inc.	$819,883
170,275	[1]	Body Central Corp.	1,779,374
101,150		Cinemark Holdings, Inc.	2,268,795
97,235		Cooper Tire & Rubber Co.	1,864,967
305,950	[1]	CROCs, Inc.	4,959,449
213,325		Hot Topic, Inc.	1,855,928
104,925		JAKKS Pacific, Inc.	1,528,757
298,775	[1]	K-Swiss, Inc., Class A	1,024,798
174,425	[1]	La-Z Boy Chair Co.	2,551,838
117,725	[1]	Lions Gate Entertainment Corp.	1,797,661
138,750	[1]	New York Times Co., Class A	1,354,200
266,450	[1]	Pandora Media, Inc.	2,917,627
172,900		RadioShack Corp.	411,502
30,575		Rent-A-Center, Inc.	1,072,571
121,035		Service Corp. International	1,629,131
161,200		Spartan Motors, Inc.	806,000
53,850	[1]	Tenneco Automotive, Inc.	1,507,800
172,725		The Jones Group, Inc.	2,222,971
68,375		True Religion Apparel, Inc.	1,458,439
33,550		Vail Resorts, Inc.	1,934,158
104,750	[1]	Vera Bradley, Inc.	2,498,287
260,925		World Wrestling Entertainment, Inc.	2,100,446
		TOTAL	40,364,582
		Consumer Staples—2.5%
299,300	[1]	Alliance One International, Inc.	966,739
85,450		Fresh Del Monte Produce, Inc.	2,187,520
71,645		Spartan Stores, Inc.	1,096,885
95,300	[1]	The Pantry, Inc.	1,386,615
40,380	[1]	TreeHouse Foods, Inc.	2,119,950
		TOTAL	7,757,709
		Energy—7.3%
167,600		Arch Coal, Inc.	1,060,908
30,375		Berry Petroleum Co., Class A	1,234,136
82,750	[1]	EPL Oil & Gas, Inc.	1,678,998
93,675		Energy XXI (Bermuda) Ltd.	3,273,941
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
1,012,925	[1]	Hercules Offshore, Inc.	$4,943,074
273,600	[1]	Kodiak Oil & Gas Corp.	2,560,896
67,625	[1]	McMoRan Exploration Co.	794,594
18,575	[1]	Oil States International, Inc.	1,475,970
183,725	[1]	Pacific Drilling SA	1,831,738
223,425	[1]	Sandridge Energy, Inc.	1,557,272
58,175	[1]	SemGroup Corp.	2,143,749
		TOTAL	22,555,276
		Financials—29.5%
90,675		Alterra Capital Holdings Ltd.	2,170,760
156,500	[1]	American Capital Ltd.	1,774,710
165,250		American Equity Investment Life Holding Co.	1,921,858
197,625		American Realty Capital Trust, Inc.	2,318,141
80,433		Argo Group International Holdings Ltd.	2,605,225
197,950		Associated Estates Realty Corp.	3,000,922
162,400		Brookline Bancorp, Inc.	1,432,368
479,550		CNO Financial Group, Inc.	4,627,657
32,075		Cash America International, Inc.	1,237,133
49,725		City Holding Co.	1,782,144
84,375		East West Bancorp, Inc.	1,782,000
152,145		FNB Corp. (PA)	1,705,545
324,150		First Commmonwealth Financial Corp.	2,285,258
230,525		First Niagara Financial Group, Inc.	1,864,947
117,625		First Potomac Realty Trust	1,515,010
164,375		FirstMerit Corp.	2,421,244
157,738		Flushing Financial Corp.	2,492,260
81,050		Hancock Holding Co.	2,508,498
73,575		Hanover Insurance Group, Inc.	2,741,404
53,530		Independent Bank Corp.- Massachusetts	1,610,718
78,870		LTC Properties, Inc.	2,512,010
394,325		Lexington Realty Trust	3,809,179
421,885		MFA Mortgage Investments, Inc.	3,586,022
201,845		Maiden Holdings Ltd.	1,794,402
32,250		Mid-American Apartment Communities, Inc.	2,106,248
88,225	[1]	National Financial Partners Corp.	1,491,003
43,150		National Retail Properties, Inc.	1,316,075
124,050		Northwest Bancshares, Inc.	1,517,132
93,550	[1]	Ocwen Financial Corp.	2,564,205
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
247,675		Old National Bancorp	$3,370,857
150,625	[1]	PHH Corp.	3,065,219
72,325		Pebblebrook Hotel Trust	1,691,682
28,510		Platinum Underwriters Holdings Ltd.	1,165,204
55,425		Potlatch Corp.	2,071,232
16,775		ProAssurance Corp.	1,517,131
231,125	[1]	Strategic Hotels & Resorts, Inc.	1,389,061
60,360		Sun Communities, Inc.	2,663,083
138,625	[1]	Sunstone Hotel Investors, Inc.	1,524,875
359,825		Susquehanna Bankshares, Inc.	3,763,769
1,148,750		Synovus Financial Corp.	2,722,537
64,300		Wintrust Financial Corp.	2,415,751
		TOTAL	91,854,479
		Health Care—6.5%
45,125	[1]	Alere, Inc.	879,486
94,875	[1]	Alkermes, Inc.	1,968,656
30,575	[1]	BioMarin Pharmaceutical, Inc.	1,231,255
20,275	[1]	Community Health Systems, Inc.	590,814
41,850	[1]	Endo Health Solutions, Inc.	1,327,482
61,050	[1]	HealthSouth Corp.	1,468,863
64,375	[1]	MAP Pharmaceuticals, Inc.	1,002,319
15,980	[1]	Magellan Health Services, Inc.	824,728
22,350		Medicis Pharmaceutical Corp., Class A	967,085
56,425		Meridian Bioscience, Inc.	1,082,231
92,762	[1]	Merit Medical Systems, Inc.	1,384,937
15,100		Teleflex, Inc.	1,039,484
120,750	[1]	Universal American Financial Corp.	1,115,730
46,625		Universal Health Services, Inc., Class B	2,132,161
66,615	[1]	ViroPharma, Inc.	2,013,105
18,300	[1]	Wellcare Health Plans, Inc.	1,034,865
		TOTAL	20,063,201
		Industrials—14.1%
110,200	[1]	Aegion Corp.	2,111,432
113,450		Altra Holdings, Inc.	2,064,790
95,050		Avery Dennison Corp.	3,024,491
96,820		Barnes Group, Inc.	2,421,468
114,525		Briggs & Stratton Corp.	2,138,182
60,200		Con-way, Inc.	1,647,674
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
123,735		Deluxe Corp.	$3,781,342
41,585	[1]	EnPro Industries, Inc.	1,497,476
107,600	[1]	Foster Wheeler AG	2,578,096
28,800		Gardner Denver, Inc.	1,739,808
76,000	[1]	General Cable Corp.	2,232,880
157,625	[1]	GrafTech International Ltd.	1,417,049
40,950	[1]	Hub Group, Inc.	1,215,396
281,325	[1]	Kratos Defense & Security Solutions	1,642,938
69,025	[1]	Navistar International Corp.	1,455,737
191,425	[1]	Orbital Sciences Corp.	2,787,148
37,625		Regal Beloit Corp.	2,651,810
58,475		Titan International, Inc.	1,032,668
24,650		Triumph Group, Inc.	1,541,364
137,625	[1]	USG Corp.	3,020,869
60,700	[1]	United Rentals, Inc.	1,985,497
		TOTAL	43,988,115
		Information Technology—11.6%
24,875	[1]	Anixter International, Inc.	1,429,317
59,290		Black Box Corp.	1,512,488
65,625		Brooks Automation, Inc.	526,969
52,485	[1]	CSG Systems International, Inc.	1,180,388
80,345		CTS Corp.	809,074
39,600	[1]	Cirrus Logic, Inc.	1,520,244
154,775	[1]	Fairchild Semiconductor International, Inc., Class A	2,030,648
115,736	[1]	Finisar Corp.	1,655,025
127,925		First American Financial Corp.	2,772,135
62,647	[1]	Insight Enterprises, Inc.	1,095,070
202,050		Intersil Holding Corp.	1,767,937
61,685		j2 Global, Inc.	2,024,502
32,575		MTS Systems Corp.	1,744,391
44,075	[1]	Multi-Fineline Electronix, Inc.	993,891
815,600	[1]	Quantum Corp. - DLT & Storage Systems	1,313,116
292,175	[1]	RF Micro Devices, Inc.	1,154,091
179,375		SAIC, Inc.	2,159,675
202,400	[1]	Sanmina-SCI Corp.	1,718,376
140,635	[1]	Symmetricom, Inc.	980,226
116,375	[1]	Take-Two Interactive Software, Inc.	1,213,791
124,000		Tessera Technologies, Inc.	1,696,320
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
445,400	[1]	Triquint Semiconductor, Inc.	$2,249,270
43,700	[1]	Verint Systems, Inc.	1,199,128
38,125	[1]	ViaSat, Inc.	1,425,113
		TOTAL	36,171,185
		Materials—7.3%
407,575		AK Steel Holding Corp.	1,956,360
72,900		Georgia Gulf Corp.	2,640,438
109,475		Globe Specialty Metals, Inc.	1,666,209
304,975		Hecla Mining Co.	1,997,586
131,800	[1]	Horsehead Holding Corp.	1,231,012
169,400		Huntsman Corp.	2,529,142
56,525	[1]	Intrepid Potash, Inc.	1,214,157
122,850	[1]	Kapstone Paper and Packaging Corp.	2,750,611
31,650	[1]	LSB Industries, Inc.	1,388,486
24,175		Minerals Technologies, Inc.	1,714,733
28,500		Scotts Miracle-Gro Co.	1,238,895
210,700	[1]	Stillwater Mining Co.	2,484,153
		TOTAL	22,811,782
		Utilities—5.2%
91,600		Atmos Energy Corp.	3,278,364
77,625		Cleco Corp.	3,258,697
54,975		El Paso Electric Co.	1,882,894
133,900		Idacorp, Inc.	5,793,853
71,075		Portland General Electric Co.	1,921,868
		TOTAL	16,135,676
		TOTAL COMMON STOCKS (IDENTIFIED COST $276,370,419)	301,702,005
		MUTUAL FUND—3.9%
12,072,013	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	12,072,013
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $288,442,432)[4]	313,774,018
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(2,786,175)
		TOTAL NET ASSETS—100%	$310,987,843
Annual Shareholder Report
11

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $289,963,952.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$17.01	$18.18	$16.07	$17.97	$27.81
Income From Investment Operations:
Net investment income	0.09[4]	0.04[4]	0.05[4]	0.10[4]	0.05
Net realized and unrealized gain (loss) on investments	4.66	(1.18)	2.21	(1.07)	(2.30)
TOTAL FROM INVESTMENT OPERATIONS	4.75	(1.14)	2.26	(0.97)	(2.25)
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.12)	(0.11)
Distributions from net realized gain on investments	(0.23)	—	(0.14)	(0.81)	(7.48)
TOTAL DISTRIBUTIONS	(0.26)	(0.03)	(0.15)	(0.93)	(7.59)
Net Asset Value, End of Period	$21.50	$17.01	$18.18	$16.07	$17.97
Total Return[5]	28.17%	(6.31)%	14.16%	(3.41)%	(8.85)%
Ratios to Average Net Assets:
Net expenses	1.26%[6]	1.26%[6]	1.31%	1.45%	1.45%
Net investment income	0.42%	0.21%	0.30%	1.12%	0.67%
Expense waiver/reimbursement[7]	0.29%	0.36%	0.39%	0.11%	4.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,687	$113,930	$106,030	$102,599	$625
Portfolio turnover	72%	72%	72%	68%	67%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.26% and 1.25% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$16.72	$17.99	$16.02	$17.88	$27.90
Income From Investment Operations:
Net investment income (loss)	(0.06)[4]	(0.11)[4]	(0.08)[4]	0.01[4]	(0.01)
Net realized and unrealized gain (loss) on investments	4.58	(1.14)	2.19	(1.01)	(2.44)
TOTAL FROM INVESTMENT OPERATIONS	4.52	(1.25)	2.11	(1.00)	(2.45)
Less Distributions:
Distributions from net investment income	—	(0.02)	—	(0.05)	(0.09)
Distributions from net realized gain on investments	(0.23)	—	(0.14)	(0.81)	(7.48)
TOTAL DISTRIBUTIONS	(0.23)	(0.02)	(0.14)	(0.86)	(7.57)
Net Asset Value, End of Period	$21.01	$16.72	$17.99	$16.02	$17.88
Total Return[5]	27.25%	(6.99)%	13.28%	(3.64)%	(9.56)%
Ratios to Average Net Assets:
Net expenses	2.01%[6]	2.01%[6]	2.06%	2.20%	2.20%
Net investment income (loss)	(0.33)%	(0.53)%	(0.44)%	0.08%	(0.09)%
Expense waiver/reimbursement[7]	0.31%	0.36%	0.39%	0.93%	2.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,088	$12,566	$7,075	$5,071	$619
Portfolio turnover	72%	72%	72%	68%	67%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.01% and 2.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 9/30/2012	Period Ended 9/30/2011[1]
Net Asset Value, Beginning of Period	$16.99	$19.19
Income From Investment Operations:
Net investment income	0.03[2]	0.05[2]
Net realized and unrealized gain (loss) on investments	4.66	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	4.69	(2.17)
Less Distributions:
Distributions from net investment income	(0.06)	(0.03)
Distributions from net realized gain on investments	(0.23)	—
TOTAL DISTRIBUTIONS	(0.29)	(0.03)
Net Asset Value, End of Period	$21.39	$16.99
Total Return[3]	27.86%	(11.35)%
Ratios to Average Net Assets:
Supplemental Data:
Net expenses	1.51%[4]	1.51%[4,5]
Net investment income	0.17%	0.30%[5]
Expense waiver/reimbursement[6]	0.40%	0.53%[5]
Net assets, end of period (000 omitted)	$319	$83
Portfolio turnover	72%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the year ended September 30, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2009[1]
	2012	2011	2010
Net Asset Value, Beginning of Period	$17.07	$18.23	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.14[2]	0.10[2]	0.10[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	4.68	(1.19)	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	4.82	(1.09)	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.08)	(0.07)	(0.02)	—
Distributions from net realized gain on investments	(0.23)	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.31)	(0.07)	(0.16)	—
Net Asset Value, End of Period	$21.58	$17.07	$18.23	$16.09
Total Return[3]	28.52%	(6.06)%	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.01%[4]	1.01%[4]	1.06%	1.19%[5]
Net investment income	0.66%	0.49%	0.60%	0.70%[5]
Expense waiver/reimbursement[6]	0.22%	0.33%	0.41%	0.25%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$145,893	$86,725	$52,136	$9,161
Portfolio turnover	72%	72%	72%	68%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.01% and 1.00% for the years ended September 30, 2012 and 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Assets and Liabilities
September 30, 2012
Assets:
Total investment in securities, at value including $12,072,013 of investment in an affiliated holding (Note 5) (identified cost $288,442,432)		$313,774,018
Income receivable		184,180
Receivable for investments sold		762,135
Receivable for shares sold		210,335
TOTAL ASSETS		314,930,668
Liabilities:
Payable for investments purchased	$2,799,978
Payable for shares redeemed	945,666
Payable for Directors'/Trustees' fees	367
Payable for distribution services fee (Note 5)	10,050
Payable for shareholder services fee (Note 5)	53,579
Accrued expenses	133,185
TOTAL LIABILITIES		3,942,825
Net assets for 14,457,537 shares outstanding		$310,987,843
Net Assets Consist of:
Paid-in capital		$276,537,609
Net unrealized appreciation of investments		25,331,586
Accumulated net realized gain on investments		7,886,387
Undistributed net investment income		1,232,261
TOTAL NET ASSETS		$310,987,843
Annual Shareholder Report
17

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($148,687,489 ÷ 6,915,055 shares outstanding), no par value, unlimited shares authorized	$21.50
Offering price per share (100/94.50 of $21.50)	$22.75
Redemption proceeds per share	$21.50
Class C Shares:
Net asset value per share ($16,088,330 ÷ 765,820 shares outstanding), no par value, unlimited shares authorized	$21.01
Offering price per share	$21.01
Redemption proceeds per share (99.00/100 of $21.01)	$20.80
Class R Shares:
Net asset value per share ($318,972 ÷ 14,910 shares outstanding), no par value, unlimited shares authorized	$21.39
Offering price per share	$21.39
Redemption proceeds per share	$21.39
Institutional Shares:
Net asset value per share ($145,893,052 ÷ 6,761,752 shares outstanding), no par value, unlimited shares authorized	$21.58
Offering price per share	$21.58
Redemption proceeds per share	$21.58
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Operations
Year Ended September 30, 2012
Investment Income:
Dividends (including $19,531 received from an affiliated holding (Note 5))			$4,534,833
Expenses:
Investment adviser fee (Note 5)		$2,436,093
Administrative fee (Note 5)		268,016
Custodian fees		18,195
Transfer and dividend disbursing agent fees and expenses (Note 2)		449,063
Directors'/Trustees' fees		2,825
Auditing fees		26,500
Legal fees		7,525
Portfolio accounting fees		102,219
Distribution services fee (Note 5)		114,111
Shareholder services fee (Note 5)		379,273
Account administration fee (Note 2)		1,920
Share registration costs		67,878
Printing and postage		42,681
Insurance premiums		4,251
Taxes		16,149
Miscellaneous		4,332
TOTAL EXPENSES		3,941,031
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(344,737)
Waiver of administrative fee (Note 5)	(48,042)
Waiver of distribution services fee (Note 5)	(707)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(288,997)
Reimbursement of other operating expenses (Note 5)	(16,149)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(19,312)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(717,944)
Net expenses			3,223,087
Net investment income			1,311,746
Realized and Unrealized Gain on Investments:
Net realized gain on investments			11,949,283
Net change in unrealized depreciation of investments			49,497,646
Net realized and unrealized gain on investments			61,446,929
Change in net assets resulting from operations			$62,758,675
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Changes in Net Assets
Year Ended September 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,311,746	$587,158
Net realized gain on investments	11,949,283	16,630,242
Net change in unrealized appreciation/depreciation of investments	49,497,646	(38,798,028)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,758,675	(21,580,628)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(211,814)	(185,439)
Class C Shares	—	(11,902)
Class R Shares	(865)	(27)
Institutional Shares	(445,593)	(230,831)
Distributions from net realized gain on investments
Class A Shares	(1,575,530)	—
Class C Shares	(176,824)	—
Class R Shares	(3,376)	—
Institutional Shares	(1,226,903)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,640,905)	(428,199)
Share Transactions:
Proceeds from sale of shares	117,241,995	147,966,450
Net asset value of shares issued to shareholders in payment of distributions declared	3,229,715	402,077
Cost of shares redeemed	(81,905,657)	(78,296,188)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,566,053	70,072,339
Change in net assets	97,683,823	48,063,512
Net Assets:
Beginning of period	213,304,020	165,240,508
End of period (including undistributed net investment income of $1,232,261 and $574,943, respectively)	$310,987,843	$213,304,020
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Notes to Financial Statements
September 30, 2012
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
21

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report
22

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended September 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$262,661	$(180,904)	$1,920
Class C Shares	32,136	(23,293)	—
Class R Shares	867	—	—
Institutional Shares	153,399	(84,800)	—
TOTAL	$449,063	$(288,997)	$1,920
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Annual Shareholder Report
23

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,130,497	$42,972,243	3,267,895	$68,039,491
Shares issued to shareholders in payment of distributions declared	93,153	1,755,973	8,687	180,585
Shares redeemed	(2,007,376)	(40,547,365)	(2,410,933)	(49,457,795)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	216,274	$4,180,851	865,649	$18,762,281
Year Ended September 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	267,938	$5,265,677	649,539	$13,297,860
Shares issued to shareholders in payment of distributions declared	8,890	163,837	532	10,878
Shares redeemed	(262,572)	(5,177,994)	(291,731)	(5,906,981)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,256	$251,520	358,340	$7,401,757
Annual Shareholder Report
24

Year Ended September 30	2012		Period Ended 9/30/2011[1]
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	20,676	$417,662	5,086	$106,127
Shares issued to shareholders in payment of distributions declared	92	1,745	0[2]	6
Shares redeemed	(10,731)	(217,738)	(213)	(4,292)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	10,037	$201,669	4,873	$101,841
Year Ended September 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,376,663	$68,586,413	3,320,108	$66,522,972
Shares issued to shareholders in payment of distributions declared	68,844	1,308,160	10,082	210,608
Shares redeemed	(1,765,200)	(35,962,560)	(1,108,567)	(22,927,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,680,307	$33,932,013	2,221,623	$43,806,460
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,920,874	$38,566,053	3,450,485	$70,072,339
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Represents less than 1.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for partnership income.
For the year ended September 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$3,844	$(3,844)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$658,272	$428,199
Long-term capital gains	$2,982,633	—
Annual Shareholder Report
25

As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[1]	$4,007,115
Undistributed long-term capital gains	$6,633,053
Net unrealized appreciation	$23,810,066
1	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, REIT adjustments and partnership investments.
At September 30, 2012, the cost of investments for federal tax purposes was $289,963,952. The net unrealized appreciation of investments for federal tax purposes was $23,810,066. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,312,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,502,425.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended September 30, 2012, the Adviser voluntarily waived $333,859 of its fee and voluntarily reimbursed $16,149 of other operating expenses. In addition, for the year ended September 30, 2012, an affiliate of the Adviser voluntarily reimbursed $288,997 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the net fee paid to FAS was 0.081% of average daily net assets of the Fund. FAS waived $48,042 of its fee.
Annual Shareholder Report
26

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$112,708	$—
Class R Shares	1,403	(707)
TOTAL	$114,111	$(707)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2012, FSC retained $29,984 of fees paid by the Fund. For the year ended September 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2012, FSC retained $8,766 in sales charges from the sale of Class A Shares. FSC also retained $119 of CDSC relating to redemptions of Class A Shares and $4,836 of CDSC relating to redemptions of Class C Shares.
Annual Shareholder Report
27

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$341,704
Class C Shares	37,569
TOTAL	$379,273
For the year ended September 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2012, the Adviser reimbursed $10,878. Transactions involving the affiliated holding during the year ended September 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2011	7,651,061
Purchases/Additions	123,825,191
Sales/Reductions	119,404,239
Balance of Shares Held 9/30/2012	12,072,013
Value	$12,072,013
Dividend Income	$19,531
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2012, the Fund's expenses were reduced by $19,312 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2012, were as follows:
Purchases	$223,198,367
Sales	$187,708,839
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the program was not utilized.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended September 30, 2012, the amount of long-term capital gains designated by the Fund was $2,982,633.
For the fiscal year ended September 30, 2012, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2012, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE Federated equity funds AND SHAREHOLDERS OF federated clover Small value fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Small Value Fund (the “Fund”), a portfolio of Federated Equity Funds as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 25, 2008, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Small Value Fund as of September 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,008.00	$6.33
Class C Shares	$1,000	$1,004.30	$10.07
Class R Shares	$1,000	$1,006.60	$7.57
Institutional Shares	$1,000	$1,009.40	$5.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.36
Class C Shares	$1,000	$1,014.95	$10.13
Class R Shares	$1,000	$1,017.45	$7.62
Institutional Shares	$1,000	$1,019.95	$5.10
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.51%
Institutional Shares	1.01%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen K. Gutch Birth Date: May 22, 1968 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: March 2009	Principal Occupations: Stephen K. Gutch has been the Fund's Portfolio Manager since March 2009. He is Vice President of the Trust with respect to the Fund. Mr. Gutch joined Federated in 2008 and is a Senior Vice President of the Fund's Adviser. Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Prior to this, Mr. Gutch managed the financial services portfolio of Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch has received the Chartered Financial Analyst designation. He received his B.A. in Economics from the University of Rochester and his M.B.A. from the William E. Simon Graduate School of Business Administration from the University of Rochester.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
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subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
41198 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund
Successor to the Touchstone Value Opportunities Fund Established 1991

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2011 through September 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2012, was 29.28% for Class A Shares, 28.29% for Class B Shares, 28.34% for Class C Shares, 29.07% for Class R Shares and 29.66% for Institutional Shares. The Russell 1000® Value Index (RU1V),1 a broad-based securities market index, returned 30.92% during the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RU1V.
The following discussion will focus on the performance of the Fund's Institutional Shares.
market overview
Much of the news flow that has gripped the markets for the past year has remained in place, only with different actors taking center stage. A year ago, Greece captured the business headlines as its citizenry came face-to-face with painful austerity measures and largely revolted in the process. The Greek tragedy transitioned into a Spanish soap opera as Spain's fiscal plight ignited renewed fears of a euro collapse. Amplifying Spain's funding difficulties were fiscal difficulties in Italy and Portugal. European uncertainty was not in isolation. In the United States, worries over the “fiscal cliff” had mounted as the election year progressed. On the periphery of economic observation a year ago, but quickly gaining greater focus and concern, was the decline in China's rate of growth. Given its ascent to becoming the world's second largest economy, any decline in China's trading activity would surely impact its partners around the globe.
All along this tortuous road, the grinding gears of politics and economics have been lubricated with monetary stimulus efforts from the Federal Reserve and European Central Bank. As such, yields remained low, and risky assets such as stocks generally moved higher.
FUND PERFORMANCE
The Consumer Discretionary, Healthcare and Energy sectors led the Fund's performance for the reporting period. Stock selection was the primary driver within these sectors. Companies such as Wyndham Worldwide Corp. and Time Warner Inc. led the way in Consumer Discretionary, while pharmaceutical companies Pfizer and Merck contributed in the Healthcare sector. Energy XXI was the primary force behind the Energy sector's performance. Restraining the Fund's performance during the fiscal year were the Materials and Consumer Staples sectors where poor stock selection hurt results. In Materials, Owens Illinois and Sealed Air performed poorly. In Consumer Staples, Avon Products hurt performance as the attempted takeover by Coty was aborted.
Annual Shareholder Report
1

POSITIONING AND STRATEGY
The Fund ended the fiscal year overweighted in Healthcare and Information Technology relative to the benchmark and underweighted in Financials and Energy. The Fund's over or underweightings relative to the benchmark were determined by our analysts' views of company-specific opportunities within their sectors of coverage and not macroeconomic or market-based forecasts. While the Fund's portfolio managers were cognizant of these factors that can affect the Fund's performance, the investment approach was primarily focused, instead, on adding value through vigorous, bottom-up, fundamental analysis in constructing a well-diversified, risk-managed portfolio.2
1	The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged, and it is not possible to invest directly in an index.
2	Diversification does not assure a profit nor protect against loss. Value stocks tend to have higher dividends and thus have a higher income-related component in their total return than growth stocks. Value stocks also may lag growth stocks in performance, particularly in late stages of a market advance.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Fund's Class B Shares, Class R Shares and Institutional Shares commenced operations on August 29, 2009. The Fund offers two other classes of shares: Class A Shares and Class C Shares. For the period prior to the commencement of operations of Class B Shares, Class R Shares and Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to Class B Shares and Class R Shares, the performance of Class A Shares has been adjusted to reflect the expenses applicable to each of those classes. In relation to Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares; however, the performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of Institutional Shares. Additionally, for both the Class R Shares and Institutional Shares, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Clover Value Fund (the “Fund”)2 from September 30, 2002 to September 30, 2012, compared to the Russell 1000® Value Index (RU1V).3
Average Annual Total Returns for the Period Ended 9/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	22.17%	-1.40%	7.90%
Class B Shares	22.79%	-1.37%	7.87%
Class C Shares	27.34%	-1.00%	7.75%
Class R Shares	29.07%	-0.66%	8.05%
Institutional Shares	29.66%	-0.11%	8.60%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report
3

Growth of a $10,000 Investment–cLASS a SHARES
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–cLASS B SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report
4

Growth of a $10,000 Investment–cLASS C SHARES
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–cLASS R SHARES
Annual Shareholder Report
5

Growth of a $10,000 Investment–iNSTITUTIONAL SHARES
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RU1V has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Fund is the successor to Touchstone Value Opportunities Fund, a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. The Fund commenced operations on March 16, 2009, when the Fund became the successor to Clover Capital Multi Value Equity Common Fund, LLC, organized as a Delaware limited liability company only available to accredited investors. The Fund assumed the performance of the predecessor common fund. As a result of the reorganization on August 28, 2009, the Touchstone Value Opportunities Fund became the accounting survivor. The information presented above, for the periods prior to August 28, 2009, is historical information of Touchstone Value Opportunities Fund.
3	The RU1V is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	20.0%
Health Care	19.6%
Energy	11.9%
Industrials	10.6%
Consumer Discretionary	10.4%
Information Technology	9.9%
Utilities	4.6%
Consumer Staples	4.1%
Materials	3.7%
Telecommunication Services	2.1%
Cash Equivalents[2]	3.0%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments
September 30, 2012
Shares			Value
		COMMON STOCKS—96.9%
		Consumer Discretionary—10.4%
1,021,900	[1]	Liberty Interactive Corp.	$18,905,150
51,095	[1]	Liberty Interactive Corp.	2,536,356
17,032	[1]	Liberty Interactive Corp., Rights	230,613
417,450	[1]	Liberty Media Corp.	43,485,767
1,139,100	[1]	MGM Mirage, Inc.	12,245,325
384,300		Macy's, Inc.	14,457,366
		TOTAL	91,860,577
		Consumer Staples—4.1%
318,600		CVS Caremark Corp.	15,426,612
493,800		Kraft Foods, Inc., Class A	20,418,630
		TOTAL	35,845,242
		Energy—11.9%
254,600		Anadarko Petroleum Corp.	17,801,632
862,400		Energy XXI (Bermuda) Ltd.	30,140,880
731,200		Marathon Oil Corp.	21,621,584
1,001,400		Williams Cos., Inc.	35,018,958
		TOTAL	104,583,054
		Financials—20.0%
1,261,400		Allstate Corp.	49,964,054
617,400		Capital One Financial Corp.	35,197,974
560,300		Citigroup, Inc.	18,333,016
1,158,000		Fifth Third Bancorp	17,960,580
405,280		J.P. Morgan Chase & Co.	16,405,734
864,650		MetLife, Inc.	29,795,839
234,500		Willis Group Holdings PLC	8,657,740
		TOTAL	176,314,937
		Health Care—19.6%
515,400	[1]	CareFusion Corp.	14,632,206
706,500		Johnson & Johnson	48,684,915
1,164,815		Merck & Co., Inc.	52,533,157
2,313,645		Pfizer, Inc.	57,494,078
		TOTAL	173,344,356
		Industrials—10.6%
400,400		Boeing Co.	27,875,848
134,900		Cummins, Inc.	12,439,129
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
808,700		Ingersoll-Rand PLC, Class A	$36,245,934
140,775		Union Pacific Corp.	16,709,992
		TOTAL	93,270,903
		Information Technology—9.9%
1,416,700		Applied Materials, Inc.	15,817,456
807,300		Broadridge Financial Solutions	18,834,309
573,100		Microsoft Corp.	17,066,918
296,100		Qualcomm, Inc.	18,503,289
510,700		TE Connectivity Ltd.	17,368,907
		TOTAL	87,590,879
		Materials—3.7%
312,675		Du Pont (E.I.) de Nemours & Co.	15,718,172
289,800		Mosaic Co./The	16,695,378
		TOTAL	32,413,550
		Telecommunication Services—2.1%
486,305		AT&T, Inc.	18,333,699
		Utilities—4.6%
2,568,000		AES Corp.	28,170,960
277,400		FirstEnergy Corp.	12,233,340
		TOTAL	40,404,300
		TOTAL COMMON STOCKS (IDENTIFIED COST $754,040,792)	853,961,497
		MUTUAL FUND—3.0%
26,869,069	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	26,869,069
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $780,909,861)[4]	880,830,566
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	899,684
		TOTAL NET ASSETS—100%	$881,730,250
Annual Shareholder Report
9

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $783,548,257.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010	2009[1,2]	20081.3
Net Asset Value, Beginning of Period	$12.57	$13.00	$12.61	$14.10	$18.70
Income From Investment Operations:
Net investment income	0.14[4]	0.11[4]	0.08[4]	0.18[4]	0.19
Net realized and unrealized gain (loss) on investments	3.44	(0.43)	0.39	(1.48)	(3.11)
TOTAL FROM INVESTMENT OPERATIONS	3.58	(0.32)	0.47	(1.30)	(2.92)
Less Distributions:
Distributions from net investment income	(0.14)	(0.11)	(0.08)	(0.19)	(0.18)
Distributions from net realized gain on investments	—	—	—	—	(1.50)
TOTAL DISTRIBUTIONS	(0.14)	(0.11)	(0.08)	(0.19)	(1.68)
Regulatory Settlement Proceeds	0.09[5]	—	—	—	—
Net Asset Value, End of Period	$16.10	$12.57	$13.00	$12.61	$14.10
Total Return[6]	29.28%[5]	(2.60)%	3.72%	(9.03)%	(17.01)%
Ratios to Average Net Assets:
Net expenses	1.19%[7]	1.19%[7]	1.19%[7]	1.19%[7]	1.20%
Net investment income	0.93%	0.76%	0.63%	1.70%	1.25%
Expense waiver/reimbursement[8]	0.14%	0.16%	0.21%	0.19%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$614,914	$518,057	$575,762	$707,934	$8,231
Portfolio turnover	63%	98%	76%	73%	96%
1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19%, 1.19% and 1.19%, for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2009[1]
	2012	2011	2010
Net Asset Value, Beginning of Period	$12.52	$12.96	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	0.03[2]	0.00[2,3]	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gain (loss) on investments	3.42	(0.43)	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.45	(0.43)	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.03)	(0.01)	(0.00)[3]	—
Regulatory Settlement Proceeds	0.09[4]	—	—	—
Net Asset Value, End of Period	$16.03	$12.52	$12.96	$12.59
Total Return[5]	28.29%[4]	(3.30)%	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%[6]	1.92%[6]	1.92%[6]	1.92%[6,7]
Net investment income (loss)	0.19%	0.03%	(0.11)%	(0.23)%[7]
Expense waiver/reimbursement[8]	0.30%	0.30%	0.36%	0.69%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,658	$39,973	$57,625	$79,164
Portfolio turnover	63%	98%	76%	73%[9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92%, and 1.92% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$12.54	$12.98	$12.61	$14.10	$18.71
Income From Investment Operations:
Net investment income (loss)	0.03[4]	0.00[4,5]	(0.01)[4]	0.09[4]	0.12
Net realized and unrealized gain (loss) on investments	3.43	(0.42)	0.38	(1.47)	(3.17)
TOTAL FROM INVESTMENT OPERATIONS	3.46	(0.42)	0.37	(1.38)	(3.05)
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	(0.00)[5]	(0.11)	(0.06)
Distributions from net realized gain on investments	—	—	—	—	(1.50)
TOTAL DISTRIBUTIONS	(0.03)	(0.02)	(0.00)[5]	(0.11)	(1.56)
Regulatory Settlement Proceeds	0.09[6]	—	—	—	—
Net Asset Value, End of Period	$16.06	$12.54	$12.98	$12.61	$14.10
Total Return[7]	28.34%[6]	(3.29)%	2.95%	(9.67)%	(17.62)%
Ratios to Average Net Assets:
Net expenses	1.92%[8]	1.92%[8]	1.92%[8]	1.94%[8]	1.95%
Net investment income (loss)	0.19%	0.03%	(0.11)%	0.84%	0.55%
Expense waiver/reimbursement[9]	0.19%	0.21%	0.26%	0.67%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,331	$33,947	$38,708	$39,007	$3,865
Portfolio turnover	63%	98%	76%	73%	96%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Per share numbers have been calculated using the average shares method.
5	Represents less than $0.01.
6	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.32% on the total return.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.94% for the years ended September 30, 2012, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2009[1]
	2012	2011	2010
Net Asset Value, Beginning of Period	$12.57	$13.01	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.10[2]	0.07[2]	0.02[2]	0.00[2,3]
Net realized and unrealized gain (loss) on investments	3.46	(0.44)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.56	(0.37)	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.11)	(0.07)	(0.02)	—
Regulatory Settlement Proceeds	0.09[4]	—	—	—
Net Asset Value, End of Period	$16.11	$12.57	$13.01	$12.62
Total Return[5]	29.07%[4]	(2.92)%	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.42%[6]	1.46%[6]	1.67%[6]	1.67%[6,7]
Net investment income	0.70%	0.49%	0.14%	0.04%[7]
Expense waiver/reimbursement[8]	0.31%	0.30%	0.13%	0.55%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,830	$16,169	$14,733	$12,462
Portfolio turnover	63%	98%	76%	73%[9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46%, 1.67% and 1.67% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2009[1]
	2012	2011	2010
Net Asset Value, Beginning of Period	$12.58	$13.02	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.18[2]	0.15[2]	0.11[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	3.45	(0.45)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.63	(0.30)	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.18)	(0.14)	(0.11)	—
Regulatory Settlement Proceeds	0.09[3]	—	—	—
Net Asset Value, End of Period	$16.12	$12.58	$13.02	$12.63
Total Return[4]	29.66%[3]	(2.42)%	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94%[5]	0.94%[5]	0.94%[5]	0.94%[5,6]
Net investment income	1.18%	1.02%	0.87%	0.54%[6]
Expense waiver/reimbursement[7]	0.06%	0.09%	0.13%	0.44%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$174,998	$166,009	$143,281	$12,033
Portfolio turnover	63%	98%	76%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	On June 12, 2012, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.40% on the total return. During the year ended September 30, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.93%, 0.93%, 0.93% and 0.94% for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
September 30, 2012
Assets:
Total investment in securities, at value including $26,869,069 of investment in an affiliated holding (Note 5) (identified cost $780,909,861)		$880,830,566
Income receivable		1,395,686
Receivable for investments sold		816,133
Receivable for shares sold		96,265
TOTAL ASSETS		883,138,650
Liabilities:
Payable for shares redeemed	$791,320
Payable for transfer and dividend disbursing agent fees and expenses	263,605
Payable for Directors'/Trustees' fees	1,560
Payable for auditing fees	26,500
Payable for distribution services fee (Note 5)	48,411
Payable for shareholder services fee (Note 5)	230,492
Accrued expenses	46,512
TOTAL LIABILITIES		1,408,400
Net assets for 54,759,045 shares outstanding		$881,730,250
Net Assets Consist of:
Paid-in capital		$1,171,807,175
Net unrealized appreciation of investments		99,920,705
Accumulated net realized loss on investments		(390,231,439)
Undistributed net investment income		233,809
TOTAL NET ASSETS		$881,730,250
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($614,914,294 ÷ 38,187,244 shares outstanding), no par value, unlimited shares authorized	$16.10
Offering price per share (100/94.50 of $16.10)	$17.04
Redemption proceeds per share	$16.10
Class B Shares:
Net asset value per share ($33,657,797 ÷ 2,099,088 shares outstanding), no par value, unlimited shares authorized	$16.03
Offering price per share	$16.03
Redemption proceeds per share (94.50/100 of $16.03)	$15.15
Class C Shares:
Net asset value per share ($37,330,517 ÷ 2,325,078 shares outstanding), no par value, unlimited shares authorized	$16.06
Offering price per share	$16.06
Redemption proceeds per share (99.00/100 of $16.06)	$15.90
Class R Shares:
Net asset value per share ($20,829,729 ÷ 1,293,191 shares outstanding), no par value, unlimited shares authorized	$16.11
Offering price per share	$16.11
Redemption proceeds per share	$16.11
Institutional Shares:
Net asset value per share ($174,997,913 ÷ 10,854,444 shares outstanding), no par value, unlimited shares authorized	$16.12
Offering price per share	$16.12
Redemption proceeds per share	$16.12
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended September 30, 2012
Investment Income:
Dividends (including $39,897 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $14,083)			$18,587,553
Expenses:
Investment adviser fee (Note 5)		$6,582,978
Administrative fee (Note 5)		684,761
Custodian fees		32,964
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,743,706
Directors'/Trustees' fees		7,093
Auditing fees		26,500
Legal fees		9,054
Portfolio accounting fees		158,703
Distribution services fee (Note 5)		675,033
Shareholder services fee (Note 5)		1,689,098
Account administration fee (Note 2)		5,794
Share registration costs		76,407
Printing and postage		71,154
Insurance premiums		5,332
Miscellaneous		8,067
TOTAL EXPENSES		11,776,644
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(467,078)
Waiver of administrative fee (Note 5)	(15,350)
Waiver of distribution services fee (Note 5)	(48,620)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(617,593)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(17,885)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(1,166,526)
Net expenses			10,610,118
Net investment income			7,977,435
Realized and Unrealized Gain on Investments:
Net realized gain on investments			64,094,743
Net change in unrealized depreciation of investments			141,469,526
Net realized and unrealized gain on investments			205,564,269
Change in net assets resulting from operations			$213,541,704
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended September 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,977,435	$6,696,211
Net realized gain on investments	64,094,743	95,918,064
Net change in unrealized appreciation/depreciation of investments	141,469,526	(117,015,511)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	213,541,704	(14,401,236)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,620,496)	(4,418,456)
Class B Shares	(77,902)	(59,534)
Class C Shares	(79,427)	(43,737)
Class R Shares	(139,634)	(82,374)
Institutional Shares	(2,122,694)	(1,890,429)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,040,153)	(6,494,530)
Share Transactions:
Proceeds from sale of shares	83,017,504	125,638,108
Proceeds from shares issued in connection with the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A. (Note 3)	—	29,353,129
Net asset value of shares issued to shareholders in payment of distributions declared	7,133,850	5,456,422
Cost of shares redeemed	(192,598,072)	(195,506,212)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,446,718)	(35,058,553)
Regulatory Settlement Proceeds:
Net increase from regulatory settlements (Note 10)	4,520,815	—
Change in net assets	107,575,648	(55,954,319)
Net Assets:
Beginning of period	774,154,602	830,108,921
End of period (including undistributed net investment income of $233,809 and $296,527, respectively)	$881,730,250	$774,154,602
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
September 30, 2012
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On November 19, 2010, the Fund acquired all of the net assets of The Growth Fund for Personal Trust Accounts of First Merchants Banks, N.A. (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on October 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended September 30, 2011, are as follows:
Net investment income*	$6,778,169
Net realized and unrealized loss on investments	$(20,432,765)
Net decrease in net assets resulting from operations	$(13,654,596)
*	Net investment income includes $39,084 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since September 30, 2011. For every one share exchanged, a shareholder of the Acquired Fund received 1.515 shares of Federated Clover Value Fund. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,134,773	$29,353,129	$21,027,559	$870,570,462	$899,923,591
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Annual Shareholder Report
20

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the
Annual Shareholder Report
21

event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended September 30, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$1,234,015	$(473,306)	$3,607
Class B Shares	137,063	(94,959)	—
Class C Shares	90,135	(49,328)	2,187
Class R Shares	68,932	—	—
Institutional Shares	213,561	—	—
TOTAL	$1,743,706	$(617,593)	$5,794
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
22

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,488,351	$51,659,752	4,650,923	$66,056,288
Shares issued to shareholders in payment of distributions declared	335,028	5,089,316	271,306	3,905,850
Shares redeemed	(6,849,315)	(102,751,558)	(7,997,114)	(115,421,646)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,025,936)	$(46,002,490)	(3,074,885)	$(45,459,508)
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23

Year Ended September 30	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	270,830	$4,035,445	563,050	$8,132,635
Shares issued to shareholders in payment of distributions declared	5,025	73,815	3,842	55,090
Shares redeemed	(1,370,354)	(20,414,690)	(1,820,378)	(26,242,459)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,094,499)	$(16,305,430)	(1,253,486)	$(18,054,734)
Year Ended September 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	351,588	$5,238,289	563,556	$8,189,938
Shares issued to shareholders in payment of distributions declared	4,714	69,626	2,566	36,846
Shares redeemed	(739,386)	(10,998,680)	(840,600)	(12,123,004)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(383,084)	$(5,690,765)	(274,478)	$(3,896,220)
Year Ended September 30	2012		2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	445,827	$6,713,739	517,316	$7,496,194
Shares issued to shareholders in payment of distributions declared	9,038	137,148	5,656	81,330
Shares redeemed	(447,517)	(6,717,932)	(369,747)	(5,314,495)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	7,348	$132,955	153,225	$2,263,029
Year Ended September 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,011,945	$15,370,279	2,457,314	$35,763,053
Proceeds from shares issued in connection with the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A.	—	—	2,134,773	29,353,129
Shares issued to shareholders in payment of distributions declared	115,719	1,763,945	95,606	1,377,306
Shares redeemed	(3,464,512)	(51,715,212)	(2,504,710)	(36,404,608)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,336,848)	$(34,580,988)	2,182,983	$30,088,880
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,833,019)	$(102,446,718)	(2,266,641)	$(35,058,553)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.
Annual Shareholder Report
24

For the year ended September 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(4,566,670)	$4,566,670
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$8,040,153	$6,494,530
As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$233,809
Net unrealized appreciation	$97,282,309
Capital loss carryforwards	$(387,593,043)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At September 30, 2012, the cost of investments for federal tax purposes was $783,548,257. The net unrealized appreciation of investments for federal tax purposes was $97,282,309. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $113,739,124 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,456,815.
At September 30, 2012, the Fund had a capital loss carryforward of $387,593,043 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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25

The following schedule summarizes the Fund's capital loss carryforwards:
Expiration Year	Short-Term	Long-Term	Total
2015	$218,665,539	NA	$218,665,539
2016	$125,794,854	NA	$125,794,854
2017	$30,314,241	NA	$30,314,241
2018	$12,818,409	NA	$12,818,409
As a result of the tax-free transfer of assets from Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $67,163,439 to offset capital gains realized during the year ended September 30, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the Adviser voluntarily waived $444,373 of its fee. In addition, for the year ended September 30, 2012, an affiliate of the Adviser voluntarily reimbursed $617,593 of transfer and dividend disbursing agent fees and expenses.
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26

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,350 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$296,311	$—
Class C Shares	281,622	—
Class R Shares	97,100	(48,620)
TOTAL	$675,033	$(48,620)
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27

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2012, FSC retained $91,658 of fees paid by the Fund. For the year ended September 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2012, FSC retained $41,207 in sales charges from the sale of Class A Shares. FSC also retained $102, $46,148 and $5,726 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,499,232
Class B Shares	98,770
Class C Shares	91,096
TOTAL	$1,689,098
For the year ended September 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2012, the Adviser reimbursed $22,705. Transactions involving the affiliated holding during the year ended September 30, 2012, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2011	9,649,181
Purchases/Additions	318,926,277
Sales/Reductions	301,706,389
Balance of Shares Held 9/30/2012	26,869,069
Value	$26,869,069
Dividend Income	$39,897
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2012, the Fund's expenses were reduced by $17,885 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2012, were as follows:
Purchases	$537,861,777
Sales	$652,723,392
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the program was not utilized.
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10. REGULATORY SETTLEMENT PROCEEDS
On June 12, 2012, the SEC approved the distribution of $2,659,457 to the Fund, representing a residual distribution from the settlement of administrative proceedings involving findings by the SEC of alleged market timing and/or late trading in several Federated Funds including the Fund. Additionally, during the year ended September 30, 2012, the Fund received $1,861,358 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. These settlements were recorded as an increase to paid-in capital.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2012, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2012, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE Federated equity funds AND SHAREHOLDERS OF federated clover value fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Clover Value Fund (the “Fund”), a portfolio of Federated Equity Funds as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 25, 2008, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Clover Value Fund as of September 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2012
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,022.40	$6.02
Class B Shares	$1,000	$1,018.60	$9.69
Class C Shares	$1,000	$1,019.30	$9.69
Class R Shares	$1,000	$1,021.90	$7.18
Institutional Shares	$1,000	$1,023.70	$4.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$6.01
Class B Shares	$1,000	$1,015.40	$9.67
Class C Shares	$1,000	$1,015.40	$9.67
Class R Shares	$1,000	$1,017.90	$7.16
Institutional Shares	$1,000	$1,020.35	$4.70
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.42%
Institutional Shares	0.93%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Stephen K. Gutch Birth Date: May 22, 1968 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: May 2009	Principal Occupations: Stephen K. Gutch has been the Fund's Portfolio Manager since May 2009. He is Vice President of the Trust with respect to the Fund. Mr. Gutch joined Federated in 2008 and is a Senior Vice President of the Fund's Adviser. Prior to joining Federated, Mr. Gutch was employed with Clover Capital Management, Inc. (“Clover”) where he served as Director of Research, overseeing the firm's portfolio management effort, and co-manager of Clover's small-cap value strategy. Prior to joining Clover in 2003, Mr. Gutch worked for Continental Advisors, LLC where he was managing director for the firm's financial services hedge fund. Prior to this, Mr. Gutch managed the financial services portfolio of Fulcrum Investment Group, LLC in Chicago for five years. Mr. Gutch has received the Chartered Financial Analyst designation. He received his B.A. in Economics from the University of Rochester and his M.B.A. from the William E. Simon Graduate School of Business Administration from the University of Rochester.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Clover Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate
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contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
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It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report
44

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214
41200 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2011 through September 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended September 30, 2012, was -24.90% for Class A Shares, -25.38% for Class C Shares and -24.75% for Institutional Shares. The total return of the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index, was 30.21% for the same period. The total return for the Fund's market benchmark, the S&P 500 Inverse Daily Index (S&P 500 Inverse),2 was -25.26% for the same period. The Fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The Fund's fiscal year provided a continuation of extraordinary global market, policymaking and economic backdrops. Global risk markets were again buffeted by the powerful “risk on, risk off” speculative trading dynamic. Market focus vacillated between vulnerable global economic fundamentals and the inevitability of aggressive market-bolstering policy responses. As the reporting period unfolded, the recovery and a weakened profit outlook disappointed domestically, while serious financial and economic deterioration took hold globally. Meanwhile, U.S. and global equities markets were increasingly captivated by the desperate “do whatever it takes!” mentality that afflicted policymakers worldwide.
In particular, the expanding European financial and economic crisis created extraordinary uncertainties. European debt markets went through two tumultuous periods that corresponded generally with global risk aversion. The first bout of market stress back in November 2011 saw Italian 10-year yields trade above 7.00% and Spanish 10-year yields surpass 6.50%. The European Central Bank's (ECB's) $1.3 trillion Long-Term Refinancing Operations (LTRO) pushed Italy and Spain sovereign yields back below 5.0%. LTRO benefits were short-lived. By late-July, Italian yields jumped back to 6.50% and Spanish yields spiked to a problematic 7.50%.
The European debt crisis escalated to the point where two of the world's largest sovereign debt markets were illiquid–and the marketplace was questioning the solvency of Europe's banks and the viability of the euro currency. ECB President Draghi responded with an even bolder plan. Outright Monetary Transactions (OMT) amounted to a commitment of open-ended ECB support for troubled debt markets. Global markets celebrated that European policymakers had finally forged their “big bazooka,” despite strong objections from the Bundesbank. Aggressive ECB measures were followed soon by a move to open-ended quantitative easing by the Federal Reserve (the Fed).
Annual Shareholder Report

Policy measures had profound global market impacts. The Draghi plan was viewed as resolving the near-term “tail risk” associated with debt market dislocations. Similarly, the Fed's latest quantitative easing program seemed to ensure the market-supporting combination of liquidity abundance and a weakened U.S. dollar. Monetary policy spurred the unwieldy “risk on, risk off” market dynamic decisively toward risk-taking. The reversal of short positions and hedges fueled powerful market rallies, leaving many investors, including hedge fund managers, shaking their heads as they tried to position appropriately for the environment.
FUND PERFORMANCE
The outperformance of the Fund's Institutional Shares versus the S&P 500 Inverse (the inverse of the total return of the S&P 500) for the reporting period was primarily due to disciplined risk management. It remained an exceptionally challenging backdrop for the Fund managers to implement their risk-based, reliable market hedge strategy. Total short exposure was positioned significantly below 100% during most of the reporting period. As important, the composition of short exposure was managed prudently. Stock picking on the short side remained an ongoing challenge. This dictated a cautious approach to individual company shorts. Stock selection did, however, somewhat benefit Fund performance versus its benchmark, while losses on put options detracted from performance. After struggling through much of the year, the Fund's long investments in natural resources staged a strong late-year recovery. In the end, the reporting period was noteworthy for being incredibly difficult for those defensively positioned in the marketplace, while also providing brief periods favorable for short-side stock selection.
During the reporting period, the management team perceived important confirmation of their thesis that an escalating European crisis and vulnerable global backdrop were creating major downside risks for markets and economies globally. Yet, from a short exposure management perspective, risk remained high because of the likelihood of abrupt policy-induced market rallies and short squeezes. The Fund managers continued to view the shorting of highly liquid market index derivative instruments (chiefly S&P 500 futures contracts) as a relatively attractive mechanism for managing short exposure in a highly unstable backdrop.
It is the Fund managers' investment philosophy to increase short exposure when the market environment is favorable for shorting and to reduce short positions when the environment is unfavorable.3 The reporting period provided another extraordinarily challenging environment for gauging a particularly mercurial backdrop. Moreover, the stronger the evidence in support of the managers' bearish thesis, the more they had to anticipate dramatic policy and market responses.
Annual Shareholder Report

POSITIONING AND STRATEGY
The Fund commenced the reporting period positioned more opportunistically. At about 90%, net short exposure was nearer the high-end of the typical range of between 70% and 100% short. The European crisis was spiraling out of control, while markets also confronted waning effects from previous central bank stimuli. In response to even more aggressive policy measures, the Fund ended December 2011 with net short exposure reduced to 84%. Net short exposure was decreased to 78% by the end of March 2012. But as the managers saw mounting evidence supporting their bearish thesis, they again began building short exposure, including individual company short positions. Net short exposure was boosted to about 85% by the end of June. Exposure then remained in the range of between 80% and 85% net short during the final months of the fiscal year, ending the reporting period at 81.5%.
The managers remained keenly focused on their mandate of providing a reliable market hedge, while also managing risk prudently in the face of extreme uncertainty and highly unsettled markets. The U.S. just completed its fourth consecutive year of trillion dollar-plus deficits. After doubling mortgage debt in the seven years leading up to the financial crisis, outstanding Treasury debt has doubled since 2008. Meanwhile, Europe provides a dismal real-time case study, both in the myriad problems associated with structural economic impairment as well as the hardship created from marketplace debt revulsion and restructuring.
The Fund managers noted that policy stimulus showed a greater impact on securities' prices than upon economies. The chasm between global risk markets and economic prospects widened alarmingly. In short, the Fund management team continued to have confidence in their bubble thesis. As such, the Fund management team is determined to work diligently both to manage through unusual challenges and to capitalize on perceived extraordinary market opportunities.
1	The S&P 500 is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
2	The S&P 500 Inverse Daily Index is designed to provide the inverse performance of the S&P 500, representing a short position in the index.
3	The Fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. The Fund may also use options and futures contracts, which have risks associated with unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. However, a mutual fund investor's risk is limited to the amount of investment in a mutual fund. The Fund may also hold restricted securities purchased through private placements. Such securities may be difficult to sell without experiencing delays or additional costs. Please see the Prospectus for further details. Considering the increased risks, the Fund may not be suitable for all investors.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT1
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0002 in the Federated Prudent Bear Fund (the “Fund”) from September 30, 2002 to September 30, 2012, compared to the Standard & Poor's 500 Index (S&P 500)3 and the S&P 500 Inverse Daily Index (S&P 500 Inverse).3
Average Annual Total Returns for the Period Ended 9/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #2)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-29.03%	-6.19%	-4.82%
Class C Shares	-26.13%	-5.81%	-5.00%
Institutional Shares	-24.75%	-4.96%	-4.21%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Growth of a $10,000 Investment–class a shares
Annual Shareholder Report

Growth of a $10,000 Investment–class C shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–Institutional shares
1	Federated Prudent Bear Fund is the successor to Prudent Bear Fund pursuant to a reorganization that took place on December 5, 2008. The information presented above for periods prior to December 5, 2008, for Class A Shares and Institutional Shares is historical information for the No Load Shares of Prudent Bear Fund. The information presented above for periods prior to December 5, 2008, for Class C Shares is historical information for the Class C Shares of Prudent Bear Fund. Effective December 8, 2008, a maximum sales charge of 5.50% for newly purchased Class A Shares was implemented. The line graphs above reflect any front-end sales charges, as applicable, as of the date of the initial investment. The Average Annual Total Returns reflect the current sales charges applicable to each class.
2	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% is effective for newly purchased shares beginning on December 8, 2008; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500 Inverse have been adjusted to reflect reinvestment of dividends on securities in the indexes.
3	The S&P 500 and the S&P 500 Inverse are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 and the S&P 500 Inverse are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2012, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(26.3)%
Derivative Contracts—Short (notional value)[1]	(55.2)%
U.S. Treasury Securities	59.4%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	19.8%
Common Stock	4.2%
Other Securities[2]	0.3%
Cash Equivalents[3]	15.5%
Adjustment for Derivative Contracts (notional value)[1]	55.2%
Collateral on Deposit for Securities Sold Short	24.2%
Other Assets and Liabilities—Net[4]	2.9%
TOTAL	100.0%
At September 30, 2012, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	67.7%
Information Technology	9.9%
Industrials	6.6%
Consumer Discretionary	5.0%
Consumer Staples	3.1%
Health Care	2.7%
Financials	2.0%
Materials	1.3%
Energy	1.0%
Utilities	0.7%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Annual Shareholder Report

Portfolio of Investments
September 30, 2012
Shares or Principal Amount			Value
		COMMON STOCKS—4.2%
		Energy—0.6%
200,000	[1]	BNK Petroleum, Inc.	$146,475
125,000	[1]	Bankers Petroleum Ltd.	375,089
65,000	[1]	Celtic Exploration Ltd.	1,208,626
105,000	[1]	Coastal Energy Co.	1,952,396
500,000	[1]	Cub Energy, Inc.	208,524
50,000		Paramount Resources Ltd.	1,524,769
55,000		Tullow Oil PLC	1,216,751
		TOTAL	6,632,630
		Materials—3.6%
3,500,000	[1]	Abacus Mining & Exploration Corp.	605,228
12,353		Agnico Eagle Mines Ltd.	640,833
32,400		Agnico Eagle Mines Ltd.	1,680,912
500,000	[1]	Avala Resources Ltd.	279,727
43,000		Barrick Gold Corp.	1,795,680
700,000	[1]	Belo Sun Mining Corp.	954,125
27,300		Cia de Minas Buenaventura SA, Class B, ADR	1,063,608
375,000	[1]	Corvus Gold, Inc.	457,736
55,000	[1]	Detour Gold Corp.	1,534,584
419,396	[1]	Duluth Metals Ltd.	1,002,523
200,000	[1]	Fortuna Silver Mines, Inc.	1,059,913
57,100		Goldcorp, Inc., Class A	2,618,035
115,000		IAMGOLD Corp.	1,823,670
91,850	[1]	Imperial Metals Corp.	1,166,928
205,000	[1]	Kaminak Gold Corp.	485,861
55,000	[1]	Kennady Diamonds, Inc.	69,932
675,000	[1]	MacArthur Minerals Ltd.	322,704
125,000	[1]	Mag Silver Corp.	1,530,872
120,000		Medusa Mining Ltd.	754,325
275,000	[1]	Mountain Province Diamonds, Inc.	1,172,058
125,000	[1]	New Gold, Inc.	1,527,500
17,600		Newmont Mining Corp.	985,776
200,000	[1]	Osisko Mining Corp.	1,981,487
400,000		Panoramic Resources Ltd.	224,057
30,000	[1]	Pretium Resources, Inc.	393,042
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
507,166	[1]	Rackla Metals, Inc.	$50,299
1,521,500	[1]	Radius Gold, Inc.	371,437
850,000	[1]	Rockgate Capital Corp.	518,767
1,000,000	[1]	Romarco Minerals, Inc.	1,088,394
31,500		Royal Gold, Inc.	3,145,590
47,002		Silver Wheaton Corp.	1,868,414
800,000	[1]	Trevali Mining Corp.	1,009,053
100,000	[1]	Virginia Mines, Inc.	1,073,136
127,000		Yamana Gold, Inc.	2,426,970
		TOTAL	37,683,176
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,585,669)	44,315,806
		WARRANTS—0.0%
		Materials—0.0%
27,959	[1,2]	Duluth Metals Ltd., Warrants	28,440
412,500	[1]	Kootenay Gold, Inc., Warrants	46,952
250,000	[1]	Kootenay Gold, Inc., Warrants	47,935
56,471	[1]	Pan American Silver Corp., Warrants	205,108
15,625	[1]	Pan American Silver Corp., Warrants	40,425
507,166	[1]	Rackla Metals, Inc., Warrants	9,028
41,666	[1]	Silver Range Resources, Ltd., Warrants	1,060
		TOTAL WARRANTS (IDENTIFIED COST $646,387)	378,948
		U.S. Treasury—79.2%
		U.S. Treasury Notes—79.2%
$230,000,000		United States Treasury Note, 0.500%, 11/30/2012	230,136,574
250,000,000		United States Treasury Note, 1.125%, 12/15/2012	250,507,800
210,000,000	[3]	United States Treasury Note, 1.375%, 10/15/2012	210,097,608
150,000,000		United States Treasury Note, 1.375%, 2/15/2013	150,694,335
		TOTAL U.S. TREASURY (IDENTIFIED COST $841,410,483)	841,436,317
		PURCHASED PUT OPTIONs—0.3%
1,500	[1]	Cirrus Logic, Inc., Strike Price $38.00, Expiration Date 10/20/2012	292,500
1,500	[1]	Seagate Technology, Inc., Strike Price $27.00, Expiration Date 10/20/2012	41,250
8,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $122.00, Expiration Date 10/20/2012	40,000
Annual Shareholder Report

Shares or Principal Amount			Value
		PURCHASED PUT OPTIONs—continued
16,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $125.00, Expiration Date 12/22/2012	$1,152,000
4,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $130.00, Expiration Date 3/16/2013	1,168,000
1,400	[1]	Western Digital Corp., Strike Price $38.00, Expiration Date 10/20/2012	198,100
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $7,587,748)	2,891,850
		MUTUAL FUND—15.5%
164,408,948	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	164,408,948
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $1,056,639,235)[6]	1,053,431,869
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	8,590,588
		TOTAL NET ASSETS—100%	$1,062,022,457
Securities Sold Short
Share		Value
65,000	Adtran, Inc.	$1,123,200
84,000	Advanced Micro Devices, Inc.	283,080
599,000	Alcoa, Inc.	5,301,150
60,000	Analog Devices, Inc.	2,351,400
89,000	Arrow Electronics, Inc.	3,000,190
43,000	ASML Holding N.V.	2,308,240
75,000	Autodesk, Inc.	2,502,750
84,000	Avnet, Inc.	2,443,560
47,000	Becton, Dickinson & Co.	3,692,320
193,000	C.H. Robinson Worldwide, Inc.	11,300,150
123,000	CA, Inc.	3,169,095
180,000	CarMax, Inc.	5,094,000
31,000	Cavium Networks, Inc.	1,033,230
577,000	Charles Schwab Corp.	7,379,830
9,000	Chipotle Mexican Grill, Inc.	2,857,860
132,000	Cisco Systems, Inc.	2,519,880
95,000	Companhia de Bebidas das Americas (AmBev), ADR	3,635,650
100,000	CONSOL Energy, Inc.	3,005,000
34,000	Cummins, Inc.	3,135,140
37,000	Darden Restaurants, Inc.	2,062,750
25,000	Dell, Inc.	246,500
Annual Shareholder Report

Share		Value
45,000	Dollar General Corp.	$2,319,300
162,000	Dollar Tree, Inc.	7,820,550
99,000	EMC Corp.	2,699,730
160,000	Exelon Corp.	5,692,800
283,000	Expeditors International Washington, Inc.	10,289,880
357,000	Facebook, Inc.	7,729,050
77,000	Fairchild Semiconductor International, Inc., Class A	1,010,240
87,000	FedEx Corp.	7,361,940
70,000	Finisar Corp.	1,001,000
470,000	Flextronics International Ltd.	2,820,000
211,000	General Mills, Inc.	8,408,350
45,576	HSBC Holdings PLC, ADR	2,117,461
125,000	Intel Corp.	2,835,000
61,000	International Flavors & Fragrances, Inc.	3,634,380
535,000	Itau Unibanco Holding SA, ADR	8,174,800
148,000	Jabil Circuit, Inc.	2,770,560
84,000	JDS Uniphase Corp.	1,040,340
180,000	Johnson Controls, Inc.	4,932,000
138,000	Juniper Networks, Inc.	2,361,180
141,000	Kellogg Co.	7,284,060
32,000	KLA-Tencor Corp.	1,526,560
136,000	Kroger Co.	3,201,440
24,000	Lam Research Corp.	762,840
133,000	LG Display Co. Ltd., ADR	1,671,810
96,000	Linear Technology Corp.	3,057,600
118,000	Maxim Integrated Products, Inc.	3,141,160
30,000	Mead Johnson Nutrition Co.	2,198,400
38,000	Mercadolibre, Inc.	3,136,900
129,000	Microsoft Corp.	3,841,620
136,000	Molex, Inc.	3,574,080
68,000	Motorola, Inc.	3,437,400
45,000	NetFlix, Inc.	2,449,800
50,000	Norfolk Southern Corp.	3,181,500
60,000	NXP Semiconductors NV	1,500,600
101,000	O'Reilly Automotive, Inc.	8,445,620
43,000	Oracle Corp.	1,354,070
190,000	PACCAR, Inc.	7,604,750
95,000	Paychex, Inc.	3,162,550
244,000	Peabody Energy Corp.	5,438,760
78,000	Republic Services, Inc.	2,145,780
40,000	Rio Tinto PLC, ADR	1,870,400
Annual Shareholder Report

Share		Value
198,000	Robert Half International, Inc.	$5,272,740
9,000	SAP AG, ADR	641,970
47,000	Skyworks Solutions, Inc.	1,107,555
37,000	Stryker Corp.	2,059,420
100,000	Taiwan Semiconductor Manufacturing Co., ADR	1,582,000
95,000	Texas Instruments, Inc.	2,617,250
133,000	UnitedHealth Group, Inc.	7,369,530
171,000	Varian Medical Systems, Inc.	10,314,720
63,000	Walgreen Co.	2,295,720
223,000	Waste Management, Inc.	7,153,840
130,000	Western Union Co.	2,368,600
67,000	Xilinx, Inc.	2,238,470
109,000	Yum! Brands, Inc.	7,231,060
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $274,323,922)	$279,704,111
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Short Futures	1,635	$586,229,250	December 2012	$(168,939)
Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $1,067,293,863.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,131,366	$—	$—	$4,131,366
International	40,184,440[1]	—	—	40,184,440
Warrants	10,088	340,420	28,440	378,948
Debt Securities:
U.S. Treasury	—	841,436,317	—	841,436,317
Purchased Put Options	2,891,850	—	—	2,891,850
Mutual Fund	164,408,948	—	—	164,408,948
TOTAL SECURITIES	$211,626,692	$841,776,737	$28,440	$1,053,431,869
OTHER FINANCIAL INSTRUMENTS[2]	$(279,873,050)	$—	$—	$(279,873,050)
1	Includes $784,385 of a common stock security transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. This transfer represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010	2009[1]	2008
Net Asset Value, Beginning of Period	$4.98	$5.09	$5.74	$6.82	$5.96
Income From Investment Operations:
Net investment income (loss)	(0.10)[2]	(0.10)[2]	(0.12)[2]	(0.15)[2]	0.05
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(1.14)	(0.01)	(0.53)	0.41	1.00
TOTAL FROM INVESTMENT OPERATIONS	(1.24)	(0.11)	(0.65)	0.26	1.05
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.19)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	(1.33)	—
Return of capital[3]	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	—	—	—	(1.34)	(0.19)
Redemption Fees	—	—	—	—	0.00[4]
Net Asset Value, End of Period	$3.74	$4.98	$5.09	$5.74	$6.82
Total Return[5]	(24.90)%	(2.16)%	(11.32)%	0.06%	17.98%
Ratios to Average Net Assets:
Net expenses	2.47%[6]	2.29%[6]	2.42%[6]	2.84%[6]	2.56%[6]
Net expenses excluding dividends and other expenses related to short sales	1.74%[6]	1.74%[6]	1.72%[6]	1.73%[6]	1.72%[6]
Net investment income (loss)	(2.37)%	(2.16)%	(2.31)%	(2.18)%	0.80%
Expense waiver/reimbursement[7]	0.00%[8]	0.01%	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$547,426	$949,893	$1,212,331	$1,079,143	$1,054,341
Portfolio turnover	480%	473%	379%	392%	277%
Annual Shareholder Report

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.47%, 2.29%, 2.42%, 2.82% and 2.52%, after taking into account these expense reductions for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2012	2011	2010	2009[1]	2008
Net Asset Value, Beginning of Period	$4.61	$4.75	$5.40	$6.52	$5.72
Income From Investment Operations:
Net investment income (loss)	(0.12)[2]	(0.13)[2]	(0.15)[2]	(0.19)[2]	0.01
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(1.05)	(0.01)	(0.50)	0.41	0.96
TOTAL FROM INVESTMENT OPERATIONS	(1.17)	(0.14)	(0.65)	0.22	0.97
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.17)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	(1.33)	—
Return of capital[3]	—	—	—	(0.01)	—
TOTAL DISTRIBUTIONS	—	—	—	(1.34)	(0.17)
Redemption Fees	—	—	—	—	0.00[4]
Net Asset Value, End of Period	$3.44	$4.61	$4.75	$5.40	$6.52
Total Return[5]	(25.38)%	(2.95)%	(12.04)%	(0.65)%	17.13%
Ratios to Average Net Assets:
Net expenses	3.22%[6]	3.04%[6]	3.17%[6]	3.61%[6]	3.31%[6]
Net expenses excluding dividends and other expenses related to short sales	2.49%[6]	2.48%[6]	2.48%[6]	2.46%[6]	2.47%[6]
Net investment income (loss)	(3.12)%	(2.91)%	(3.04)%	(3.03)%	0.09%
Expense waiver/reimbursement[7]	0.00%[8]	0.01%	0.01%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,926	$180,892	$197,495	$96,518	$65,831
Portfolio turnover	480%	473%	379%	392%	277%
Annual Shareholder Report

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
6	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.22%, 3.04%, 3.17%, 3.59% and 3.27%, after taking into account these expense reductions for the years ended September 30, 2012, 2011, 2010, 2009 and 2008, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,			Period Ended 9/30/2009[1]
	2012	2011	2010
Net Asset Value, Beginning of Period	$5.01	$5.11	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.09)[2]	(0.09)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(1.15)	(0.01)	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(1.24)	(0.10)	(0.65)	(1.15)
Net Asset Value, End of Period	$3.77	$5.01	$5.11	$5.76
Total Return[3]	(24.75)%	(1.96)%	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.22%[4]	2.05%[4]	2.14%[4]	2.73%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.49%[4]	1.49%[4]	1.49%[4]	1.50%[4,5]
Net investment income (loss)	(2.12)%	(1.92)%	(2.00)%	(2.59)%[5]
Expense waiver/reimbursement[6]	0.00%[7]	0.01%	0.01%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$402,670	$683,286	$585,911	$98,732
Portfolio turnover	480%	473%	379%	392%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.22%, 2.05%, 2.14% and 2.72%, after taking into account these expense reductions for the years ended September 30, 2012, 2011 and 2010 and for the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2012
Assets:
Total investment in securities, at value including $164,408,948 of investment in an affiliated holding (Note 5) (identified cost $1,056,639,235)		$1,053,431,869
Cash denominated in foreign currencies (identified cost $29,181)		28,955
Deposit at broker for short sales		257,177,677
Income receivable		2,825,795
Receivable for investments sold		31,567,003
Receivable for shares sold		6,196,487
Receivable for daily variation margin		2,820,375
TOTAL ASSETS		1,354,048,161
Liabilities:
Securities sold short, at value (proceeds $274,323,922)	$279,704,111
Dividends payable on short positions	379,565
Payable for investments purchased	8,052,314
Payable for shares redeemed	3,110,773
Payable for Directors'/Trustees' fees	595
Payable for distribution services fee (Note 5)	68,606
Payable for shareholder services fee (Note 5)	246,284
Accrued expenses	463,456
TOTAL LIABILITIES		292,025,704
Net assets for 285,799,164 shares outstanding		$1,062,022,457
Net Assets Consist of:
Paid-in capital		$1,865,635,464
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(8,756,665)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(774,078,384)
Distributions in excess of net investment income/Accumulated net investment income (loss)		(20,777,958)
TOTAL NET ASSETS		$1,062,022,457
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($547,426,246 ÷ 146,512,099 shares outstanding), no par value, unlimited shares authorized	$3.74
Offering price per share (100/94.50 of $3.74)	$3.96
Redemption proceeds per share	$3.74
Class C Shares:
Net asset value per share ($111,926,159 ÷ 32,559,221 shares outstanding), no par value, unlimited shares authorized	$3.44
Offering price per share	$3.44
Redemption proceeds per share (99.00/100 of $3.44)	$3.41
Institutional Shares:
Net asset value per share ($402,670,052 ÷ 106,727,844 shares outstanding), no par value, unlimited shares authorized	$3.77
Offering price per share	$3.77
Redemption proceeds per share	$3.77
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2012
Investment Income:
Dividends (including $1,829 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $29,148)		$382,402
Interest		864,254
TOTAL INCOME		1,246,656
Expenses:
Investment adviser fee (Note 5)	$16,065,699
Administrative fee (Note 5)	1,002,761
Custodian fees	78,260
Transfer and dividend disbursing agent fees and expenses	1,546,948
Directors'/Trustees' fees	10,742
Auditing fees	29,452
Legal fees	9,065
Portfolio accounting fees	170,723
Distribution services fee (Note 5)	1,026,189
Shareholder services fee (Note 5)	1,978,810
Share registration costs	127,268
Printing and postage	97,123
Insurance premiums	6,922
Dividends and other expenses related to short sales	9,412,574
Miscellaneous	11,573
TOTAL EXPENSES	31,574,109
Annual Shareholder Report

Statement of Operations–continued
Reimbursement, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(13,605)
Waiver of administrative fee (Note 5)	(22,913)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(13,980)
TOTAL REIMBURSEMENT, WAIVER AND REDUCTION		$(50,498)
Net expenses			$31,523,611
Net investment income (loss)			(30,276,955)
Realized and Unrealized Loss on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(13,731,913)
Net realized loss on short sales			(97,930,466)
Net realized loss on futures contracts			(171,883,871)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(20,251,199)
Net change in unrealized appreciation of short sales			(44,074,623)
Net change in unrealized appreciation of futures contracts			(41,832,634)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions			(389,704,706)
Change in net assets resulting from operations			$(419,981,661)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(30,276,955)	$(32,806,946)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(283,546,250)	(137,333,873)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(106,158,456)	110,891,737
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(419,981,661)	(59,249,082)
Share Transactions:
Proceeds from sale of shares	937,907,756	1,406,111,246
Cost of shares redeemed	(1,269,974,550)	(1,528,528,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(332,066,794)	(122,417,244)
Change in net assets	(752,048,455)	(181,666,326)
Net Assets:
Beginning of period	1,814,070,912	1,995,737,238
End of period (including distributions in excess of net investment income/accumulated net investment income (loss) of $(20,777,958) and $(832,673), respectively)	$1,062,022,457	$1,814,070,912
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2012
1. ORGANIZATION
Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $639,075,525. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2012, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $643 and $124, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or
Annual Shareholder Report

loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2012, the Fund had no outstanding written option contracts.
The average market value of purchased put options contracts held by the Fund throughout the period was $3,926,258. This is based on amounts held as of each month-end throughout the fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(168,939)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$—	$222	$—	$222
Equity contracts	$(171,883,871)	$—	$(14,849,211)	$(186,733,082)
TOTAL	$(171,883,871)	$222	$(14,849,211)	$(186,732,860)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$—	$32	$—	$32
Equity contracts	$(41,832,634)	$—	$(19,414,118)	$(61,246,752)
TOTAL	$(41,832,634)	$32	$(19,414,118)	$(61,246,720)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	91,280,292	$388,391,141	136,071,214	$638,389,666
Shares redeemed	(135,590,906)	(574,804,994)	(183,382,337)	(856,929,918)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(44,310,614)	$(186,413,853)	(47,311,123)	$(218,540,252)
Year Ended September 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,011,837	$39,322,160	16,225,161	$70,993,871
Shares redeemed	(16,659,594)	(63,705,146)	(18,598,248)	(80,619,840)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(6,647,757)	$(24,382,986)	(2,343,087)	$(9,625,969)
Year Ended September 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	120,615,581	$510,194,455	147,672,907	$696,727,709
Shares redeemed	(150,181,394)	(631,464,410)	(125,940,591)	(590,978,732)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(29,565,813)	$(121,269,955)	21,732,316	$105,748,977
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(80,524,184)	$(332,066,794)	(27,921,894)	$(122,417,244)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, dividends paid on short positions, passive foreign investment company adjustments and net operating loss.
For the year ended September 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(8,849,763)	$10,331,670	$(1,481,907)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

As of September 30, 2012, the components of distributable earnings on a tax basis were as follows:
Net unrealized depreciation	$(19,752,406)
Capital loss carryforwards and deferrals	$(783,860,601)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
At September 30, 2012, the cost of investments for federal tax purposes was $1,067,293,863. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; b) short sales; and c) futures contracts was $13,861,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,699,311 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,561,305.
At September 30, 2012, the Fund had a capital loss carryforward of $763,417,943 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$250,535,738	$87,935,695	$338,471,433
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax law, late-year ordinary loss realized after December 31 through the end of the Fund's fiscal year (“Late Year Ordinary Loss”) may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2012, for federal income tax purposes, a Late Year Ordinary Loss of $20,442,658 was deferred to October 1, 2012.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The net fee paid to FAS was 0.076% of average daily net assets of the Fund. For the year ended September 30, 2012, FAS waived $22,913 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$1,026,189
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2012, FSC retained $217,571 of fees paid by the Fund. For the year ended September 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2012, FSC retained $89,971 in sales charges from the sale of Class A Shares. FSC also retained $23,387 of CDSC relating to redemptions of Class A Shares and $89,452 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,636,747
Class C Shares	342,063
TOTAL	$1,978,810
For the year ended September 30, 2012, FSSC received $106,581 of fees paid by the Fund.
Interfund Transactions
During the year ended September 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $250,381,216, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended September 30, 2012, the Adviser reimbursed $13,605. Transactions involving the affiliated holding during the year ended September 30, 2012, were as follows:
Federated U.S. Treasury Cash Reserves, Institutional Shares
Balance of Shares Held 9/30/2011	165,806,364
Purchases/Additions	2,397,129,944
Sales/Reductions	2,398,527,360
Balance of Shares Held 9/30/2012	164,408,948
Value	$164,408,948
Dividend Income	$1,829
6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended September 30, 2012, the Fund's expenses were reduced by $13,980 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2012, were as follows:
Purchases	$2,680,459,019
Sales	$2,263,337,212
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the year ended September 30, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF THE federated Equity funds AND SHAREHOLDERS OF federated prudent bear fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prudent Bear Fund (the “Fund”), a portfolio of Federated Equity Funds, as of September 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 1, 2008, were audited by other independent registered public accountants whose report thereon dated November 13, 2008, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prudent Bear Fund as of September 30, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
November 23, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$966.40	$12.58
Class C Shares	$1,000	$963.60	$16.25
Institutional Shares	$1,000	$966.70	$11.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,012.20	$12.88
Class C Shares	$1,000	$1,008.45	$16.62
Institutional Shares	$1,000	$1,013.45	$11.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.56%
Class C Shares	3.31%
Institutional Shares	2.31%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised 13 portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: April 1987	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Douglas C. Noland Birth Date: December 2, 1962 VICE PRESIDENT Officer since: February 2011 Portfolio Manager since: January 1999	Principal Occupations: Douglas C. Noland has been the Fund's Portfolio Manager since January 1999. He is Vice President of the Trust with respect to the Fund. Mr. Noland joined Federated in December 2008 and was named a Senior Vice President of the Fund's Adviser in December 2008. Prior to joining Federated, Mr. Noland was employed with David Tice & Associates, Inc. where he served as an Assistant Portfolio Manager and strategist of Prudent Bear Fund and Prudent Global Income Fund from January 1999. From 1990 through 1998, Mr. Noland worked as a trader, portfolio manager and analyst for short-biased hedge funds including G. W. Ringoen & Associates from January 1990 to September 1996, Fleckenstein Capital from September 1996 to March 1997 and East Shore Partners, Inc. from October 1997 to December 1998. Mr. Noland earned a B.S. in Accounting and Finance from the University of Oregon and an M.B.A. from Indiana University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above at the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172354
CUSIP 314172347
CUSIP 314172339
41202 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $381,700

Fiscal year ended 2011 - $350,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $97

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,986 and $2,328 respectively. Fiscal year ended 2012- Audit consent fee related to N-14 merger document. Fiscal year ended 2011- Audit consent fee related to N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,655 and $18,277 respectively. Fiscal year ended 2012- Tax preparation fees for fiscal year end 2010. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $18,894 and $41,364 respectively. Fiscal year ended 2012- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $413,473

Fiscal year ended 2011 - $526,373

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012